LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS
Schedule of lease liabilities

	December 31,	December 31,
	2021	2020
Beginning of year	$273	$67
Additions	1,769	233
Interest expense	32	7
Lease payments	(681)	(47)
Due to changes in exchange rates	8	13
End of year	$1,401	$273

Current	$372	$131
Non-current	1,029	142
	$1,401	$273

Schedule of lease expenses recognized

	December 31,	December 31,
	2021	2020
Interest on lease liabilities	$32	$7
Variable lease payments not included in the measurement of lease liabilities	4,579	141
Expenses relating to short-term leases	131	48
Expenses relating to leases of low-value assets, excluding short-term leases	155	121
	$4,897	$317